Going Concern (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Going Concern [Line Items]
Net Loss	$ (14,935,542)	$ (11,362,364)
Net Cash Used In Operating Activities	(10,488,498)	(7,078,894)
Total Stockholders' Equity	8,772,853	9,053,807	$ 6,406,731
Accumulated deficit	$ (44,044,830)	$ (29,109,288)